Label	Element	Value
Villere Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Villere Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Villere Balanced Fund (the “Balanced Fund” or the “Fund”) seeks to achieve long-term capital growth consistent with preservation of capital and balanced by current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (sell) all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Balanced Fund pursues its investment objective by principally investing in a combination of common stocks of domestic companies with a minimum market capitalization of $150 million at the time of purchase, as well as high quality fixed-income obligations (i.e., U.S. government and corporate bonds, notes and bills).  The Fund invests 50% to 80% of its assets in equity securities selected primarily for their growth potential and 20% to 50% of its assets in equity and fixed-income securities selected primarily for their income potential.  Additionally, the Fund may participate in securities lending arrangements with brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.

In selecting investments, the Adviser places a greater emphasis on the income component of the Fund’s portfolio than might be the case for a traditional equity fund.  Under normal market conditions, the Fund will invest at least 25% of its assets in fixed-income securities.  Fixed-income securities will primarily be investment grade, with maturities generally ranging from three to ten years, with an average maturity of approximately four years.  The Fund may also invest up to 10% in domestic high yield debt or “junk bonds” (higher-risk, lower-rated fixed income securities such as those rated lower than BBB- by S&P or lower than Baa3 by Moody’s).

A stock will be considered for sale by the Fund when its price-to-earnings ratio substantially exceeds its growth rate or when other factors indicate to the Adviser that its competitive advantage is lost.  The Adviser may sell a fixed-income security when there is perceived deterioration in the credit fundamentals of the issuer or if the Adviser believes it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.  Sales may also be made when consecutive quarterly disappointments occur such as the company not meeting the Adviser’s goals in revenue, earnings or cash flow.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  The following are the principal risks that could affect the value of your investment:

•
General Market Risk:  The market price of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Equity Market Risk:  Equity investments are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

•	Management Risk: The Adviser may fail to implement the Fund’s investment strategies and meet its investment objective.

•
Interest and Credit Risk of Fixed-Income Securities:  Interest rate risk is the risk that a rise in interest rate will cause the price of a debt security held by the Fund to decline.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant. Credit risk is the risk that an issuer of a debt security will default, potentially reducing the Fund’s income level and share price.

•
Small- and Medium-Sized Companies Risk:  Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

•
High Yield (“Junk Bond”) Risk:  The value of fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, decreased liquidity of the security and changes in value based on public perception of the issuer.

•
Securities Lending Risk: There are certain risks associated with securities lending, including the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart below illustrates how the Fund’s total returns have varied from year to year.  The table below illustrates how the Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with that of a broad-based securities index and additional indices provided to offer a broader market perspective.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.villere.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.villere.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The Balanced Fund’s year-to-date return as of the most recent calendar quarter ended September 30, 2015 was -4.83%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the Balanced Fund’s highest quarterly return was 22.54% for the quarter ended June 30, 2009, and the lowest quarterly return was -20.01% for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.83%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.01%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the figure shown under “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the figure shown under “Return Before Taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases, the figure shown under “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the figure shown under “Return Before Taxes” because the calculations assume the investor received a tax deduction for any loss incurred on the sale of shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2014
Villere Balanced Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.67%
Villere Balanced Fund | Lipper Balanced Fund Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Balanced Fund Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.01%
Villere Balanced Fund | Barclays Capital Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.10%
Villere Balanced Fund | S&P 500® Index (65%)/Barclays Capital Intermediate Government/Credit Bond Index (35%) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (65%)/Barclays Capital Intermediate Government/Credit Bond Index (35%) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.37%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.68%
Villere Balanced Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,096
Annual Return 2005	rr_AnnualReturn2005	3.34%
Annual Return 2006	rr_AnnualReturn2006	5.90%
Annual Return 2007	rr_AnnualReturn2007	2.37%
Annual Return 2008	rr_AnnualReturn2008	(27.85%)
Annual Return 2009	rr_AnnualReturn2009	31.34%
Annual Return 2010	rr_AnnualReturn2010	21.16%
Annual Return 2011	rr_AnnualReturn2011	8.85%
Annual Return 2012	rr_AnnualReturn2012	21.05%
Annual Return 2013	rr_AnnualReturn2013	22.89%
Annual Return 2014	rr_AnnualReturn2014	(3.08%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.08%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.28%
Villere Balanced Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.37%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.67%
Villere Balanced Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.03%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%